Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent Events

Subsequent to June 30, 2025 the Company issued 83,019,806 shares for the conversion of outstanding principal and accrued interest on the promissory notes of $217,340 with 1800 Diagonal. As of the date of this filing, all amounts owed under the 1800 Notes have been settled in full.